Third Quarter Report
May 31, 2023 (Unaudited)
Columbia Greater China Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Greater China Fund, May 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.9%
Issuer	Shares	Value ($)
Communication Services 22.8%
Entertainment 4.7%
HUYA, Inc. ADR(a)	52,454	152,641
NetEase, Inc.	227,900	3,876,316
Total		4,028,957
Interactive Media & Services 18.1%
Autohome, Inc., ADR	15,599	446,443
Baidu, Inc. Class A(a)	153,176	2,351,887
Kuaishou Technology(a)	35,100	238,182
Tencent Holdings Ltd.	322,300	12,754,810
Total		15,791,322
Total Communication Services		19,820,279
Consumer Discretionary 31.8%
Auto Components 0.3%
Hesai Group, ADR(a)	35,684	269,414
Broadline Retail 12.3%
Alibaba Group Holding Ltd.(a)	620,368	6,174,138
JD.com, Inc., Class A	108,202	1,762,785
MINISO Group Holding, Ltd., ADR	18,341	278,783
PDD Holdings, Inc., ADR(a)	38,050	2,485,426
Total		10,701,132
Hotels, Restaurants & Leisure 10.3%
Huazhu Group Ltd., ADR(a)	16,994	622,320
Meituan, Class B(a)	337,770	4,742,722
Sands China Ltd.(a)	409,200	1,326,952
Shanghai Jinjiang International Hotels Co., Ltd., Class A	40,600	268,023
Songcheng Performance Development Co., Ltd., Class A	925,200	1,656,049
Trip.com Group Ltd., ADR(a)	10,224	322,874
Total		8,938,940
Household Durables 2.2%
Gree Electric Appliances, Inc., Class A	85,630	397,938
Midea Group Co., Ltd., Class A	209,475	1,514,978
Total		1,912,916
Common Stocks (continued)
Issuer	Shares	Value ($)
Specialty Retail 2.0%
China Tourism Group Duty Free Corp., Ltd., Class A	52,500	910,139
Topsports International Holdings Ltd.	1,126,000	874,932
Total		1,785,071
Textiles, Apparel & Luxury Goods 4.7%
ANTA Sports Products Ltd.	35,800	365,901
Li Ning Co., Ltd.	445,000	2,390,995
Shenzhou International Group Holdings Ltd.	169,700	1,374,127
Total		4,131,023
Total Consumer Discretionary		27,738,496
Consumer Staples 12.0%
Beverages 7.0%
China Resources Beer Holdings Co., Ltd.	206,000	1,300,389
Eastroc Beverage Group Co., Ltd., Class A(a)	44,520	993,412
Kweichow Moutai Co., Ltd., Class A	11,700	2,686,236
Wuliangye Yibin Co., Ltd., Class A	48,933	1,112,377
Total		6,092,414
Food Products 4.5%
China Mengniu Dairy Co., Ltd.(a)	604,000	2,347,534
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	378,800	1,538,162
Total		3,885,696
Personal Care Products 0.5%
Proya Cosmetics Co., Ltd., Class A	28,812	486,950
Total Consumer Staples		10,465,060
Financials 14.4%
Banks 7.0%
China Construction Bank Corp., Class H	3,588,340	2,295,394
China Merchants Bank Co., Ltd., Class H	453,000	2,106,519
Industrial & Commercial Bank of China Ltd., Class H	3,107,000	1,659,264
Total		6,061,177
Capital Markets 2.2%
Hong Kong Exchanges and Clearing Ltd.	52,500	1,922,659
2	Columbia Greater China Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Greater China Fund, May 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 5.2%
AIA Group Ltd.	263,600	2,534,039
Ping An Insurance Group Co. of China Ltd., Class H	314,500	1,995,877
Total		4,529,916
Total Financials		12,513,752
Health Care 5.3%
Biotechnology 0.9%
BeiGene Ltd., ADR(a)	1,821	402,314
Zai Lab Ltd., ADR(a)	11,882	386,046
Total		788,360
Health Care Equipment & Supplies 2.1%
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	44,200	1,872,501
Health Care Providers & Services 0.7%
New Horizon Health Ltd.(a)	172,000	617,887
Health Care Technology 0.4%
Medlive Technology Co., Ltd.(b)	362,484	318,446
Life Sciences Tools & Services 1.2%
WuXi AppTec Co., Ltd., Class H(a)	47,478	390,509
WuXi Biologics Cayman, Inc.(a)	129,000	660,451
Total		1,050,960
Pharmaceuticals —%
China Animal Healthcare Ltd.(a),(c),(d)	1,050,000	0
Total Health Care		4,648,154
Industrials 6.4%
Electrical Equipment 1.9%
Contemporary Amperex Technology Co., Ltd., Class A	21,780	678,576
Sungrow Power Supply Co., Ltd., Class A	66,300	1,027,739
Total		1,706,315
Ground Transportation 1.4%
Full Truck Alliance Co., Ltd., ADR(a)	212,452	1,234,346
Machinery 3.1%
Shenzhen Inovance Technology Co., Ltd., Class A	43,075	358,440
Techtronic Industries Co., Ltd.	41,500	384,324
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	527,900	1,932,262
Total		2,675,026
Total Industrials		5,615,687
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 1.7%
Semiconductors & Semiconductor Equipment 0.4%
LONGi Green Energy Technology Co., Ltd., Class A	51,300	208,021
Silergy Corp.	14,000	181,012
Total		389,033
Software 1.3%
Glodon Co., Ltd., Class A	166,880	806,346
Kingdee International Software Group Co., Ltd.(a)	215,000	285,818
Total		1,092,164
Total Information Technology		1,481,197
Materials 1.6%
Chemicals 0.3%
Skshu Paint Co., Ltd., Class A(a)	20,240	254,732
Construction Materials 1.3%
Beijing Oriental Yuhong Waterproof Technology Co., Ltd., Class A	312,000	1,153,285
Total Materials		1,408,017
Real Estate 1.9%
Real Estate Management & Development 1.9%
China Resources Land Ltd.	448,000	1,676,844
Total Real Estate		1,676,844
Total Common Stocks (Cost $75,084,698)		85,367,486

Money Market Funds 2.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.241%(e),(f)	1,725,967	1,725,104
Total Money Market Funds (Cost $1,725,129)		1,725,104
Total Investments in Securities (Cost: $76,809,827)		87,092,590
Other Assets & Liabilities, Net		45,257
Net Assets		87,137,847

Columbia Greater China Fund | Third Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia Greater China Fund, May 31, 2023 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At May 31, 2023, the total value of these securities amounted to $318,446, which represents 0.37% of total net assets.
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2023, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.
(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at May 31, 2023.
(f)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.241%
	5,041,311	47,091,144	(50,407,011)	(340)	1,725,104	1,130	69,944	1,725,967
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Greater China Fund | Third Quarter Report 2023

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3QT158_08_N01_(07/23)